GOODWILL	3 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
GOODWILL
We evaluate goodwill for impairment annually on September 30 and whenever events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. There have been no impairments of goodwill during the three months ended March 31, 2015.
Annual Impairment Evaluation. We performed our annual goodwill impairment testing as of September 30, 2014 using a combination of the income and market approaches. Details on the results of the annual goodwill impairment testing for all reporting units except those acquired in the Polar and Divide Drop Down are included in our 2014 Annual Report. The assets acquired in the Polar and Divide Drop Down were carved out of Meadowlark Midstream. As such, we elected to apply the historical cost approach to determine the amount of goodwill to assign to Polar Midstream. Our procedures indicated that the remaining goodwill balance at Meadowlark Midstream was entirely attributable to Polar Midstream. We then performed the quantitative analysis for the Polar Midstream reporting unit and determined that the fair value of the Polar Midstream reporting unit substantially exceeded its carrying value, including goodwill as of September 30, 2014. Because the fair value of the Polar Midstream reporting unit exceeded its carrying value, including goodwill, there was no associated impairment of goodwill in connection with our 2014 annual goodwill impairment test and therefore no impairment of the $203.4 million of goodwill that was allocated to the Polar Midstream reporting unit. Because Epping was an organic growth project, it has no goodwill.
Bison Midstream Fourth Quarter 2014 Goodwill Impairment. In the first quarter of 2015, we finalized our calculations of the fair values of the identified assets and liabilities in step two of the December 31, 2014 goodwill impairment testing for the Bison Midstream reporting unit. This process confirmed the preliminary goodwill impairment of $54.2 million that was recognized as of December 31, 2014.
Polar Midstream Fourth Quarter 2014 Goodwill Impairment Evaluation. During the latter part of the fourth quarter of 2014, the declines in prices for natural gas, NGLs and crude oil accelerated, negatively impacting producers in each of our areas of operation. As a result, we considered whether the goodwill associated with our Polar Midstream reporting unit could have been impaired. Our assessment related to the Polar Midstream reporting unit did result in an indication that the associated goodwill could have been impaired.
We noted that the reporting unit had been impacted by the recent price declines, thereby increasing the likelihood that the associated goodwill could have been impaired. As such, we concluded that a triggering event occurred during the fourth quarter of 2014 requiring that we test Polar Midstream's goodwill.
In connection therewith, we reperformed our step one analysis as of December 31, 2014. To estimate the fair value of the reporting unit, we utilized two valuation methodologies: the market approach and the income approach. Both of these approaches incorporate significant estimates and assumptions to calculate enterprise fair value for a reporting unit. The most significant estimates and assumptions inherent within these two valuation methodologies are:

•	determination of the weighted-average cost of capital;

•	the selection of guideline public companies;

•	market multiples;

•	weighting of the income and market approaches;

•	growth rates;

•	commodity prices; and

•	the expected levels of throughput volume gathered.
Changes in the above and other assumptions could materially affect the estimated amount of fair value for any of our reporting units.
The results of our step one goodwill impairment testing indicated that the fair value of the Polar Midstream reporting unit substantially exceeded its carrying value, including goodwill as of December 31, 2014. As a result, there was no associated impairment of goodwill in connection with the fourth quarter 2014 triggering event and no impairment of goodwill acquired in connection with the Polar and Divide Drop Down.
Our impairment determinations, in the context of (i) our annual impairment evaluation and (ii) our fourth quarter 2014 evaluations, involved significant assumptions and judgments, as discussed above. Differing assumptions regarding any of these inputs could have a significant effect on the various valuations. As such, the fair value measurements utilized within these models are classified as non-recurring Level 3 measurements in the fair value hierarchy because they are not observable from objective sources. Due to the volatility of the inputs used, we cannot predict the likelihood of any future impairment.